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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30 2011

Check here if Amendment [_]; Amendment Number:
                                               -----------
  This Amendment (Check only one.):     [X] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Heathbridge Capital Management Ltd
Address:   141 Adelaide Street West, Suite 260
           Toronto, Ontario M5H 3L5

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard M. Tattersall
Title:     Vice-President
Phone:     416 360-3900

Signature, Place, and Date of Signing:

/S/ Richard M. Tattersall       Toronto, Ontario                7-27-11
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:   $225,968 (thousands)
                                          --------
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
JUNE 30 2011                                      Market Value in USD$$                          Investment Other    Voting
Securities               Title of Class   Cusip   Value (x$1000)        Shares      Shares SH/PH Discretion Managers Authority Sole
------------------------ -------------- --------- --------------------- ----------- ------------ ---------- -------- --------------
BANK OF MONTREAL COM     COM            063671101 $        3,394,182.06      53,300 SH           SOLE       na               53,300
CONOCOPHILLIPS           COM            20825C104 $          338,355.00       4,500 SH           SOLE       na                4,500
ENCANA CORP.             COM            292505104 $       14,089,395.89     455,800 SH           SOLE       na              455,800
EXELON CORP.             COM            30161N101 $       13,322,169.00     310,775 SH           SOLE       na              310,775
HUDBAY MINERALS INC.     COM            443628102 $        3,776,375.34     252,650 SH           SOLE       na              252,650
KANSAS CITY SOUTHERN     COM NEW        485170302 $          338,181.00       5,700 SH           SOLE       na                5,700
KRAFT FOODS INC.         CL A           50075N104 $       15,155,946.00     430,000 SH           SOLE       na              430,000
LIFE TECHNOLOGIES CORP.  COM            53217V109 $       11,145,583.50     213,750 SH           SOLE       na              213,750
MAGNA INTERNATIONAL      COM            559222401 $       21,369,049.82     394,764 SH           SOLE       na              394,764
MANULIFE FINANCIAL CORP. COM            56501R106 $       15,005,721.40     846,400 SH           SOLE       na              846,400
MITSUBISHI UFJ FINANCIAL
  GROUP INC ADS          SPONSORED ADR  606822104 $        4,910,419.50   1,016,650 SH           SOLE       na            1,016,650
MONSANTO COMPANY         COM            61166W101 $          870,480.00      12,000 SH           SOLE       na               12,000
PFIZER INC.              COM            717081103 $        1,137,120.00      55,200 SH           SOLE       na               55,200
ROYAL BANK OF CANADA     COM            780087102 $          577,394.33      10,090 SH           SOLE       na               10,090
SUNCOR ENERGY INC COM    COM            867224107 $       11,868,901.81     302,500 SH           SOLE       na              302,500
SYNGENTA AG-ADR          SPONSORED ADR  87160A100 $          385,092.00       5,700 SH           SOLE       na                5,700
TELUS CORP - NV          NON-VTG SHS    87971M202 $       13,765,288.56     260,950 SH           SOLE       na                    0
TEXAS INSTRUMENTS INC.   COM            882508104 $       15,991,493.00     487,100 SH           SOLE       na              487,100
THOMSON REUTERS CORP.    COM            884903105 $       16,570,566.48     440,875 SH           SOLE       na              440,875
TIM HORTONS INC.         COM            88706M103 $       17,430,240.81     356,600 SH           SOLE       na              356,660
TORONTO DOMINION BANK    COM NEW        891160509 $       15,032,019.66     177,083 SH           SOLE       na              177,083
TRANSCANADA CORP.        COM            89353D107 $       13,803,093.21     314,000 SH           SOLE       na              314,000
WADDELL & REED FINANCIAL CL A           930059100 $          363,500.00      10,000 SH           SOLE       na               10,000
WELLS FARGO CORP         COM            949746101 $       15,327,101.56     546,226 SH           SOLE       na              546,226

                      24                          $      225,967,669.95

                                                  $          225,968.00
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